BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,243	100,625
INGLES MKTS INC		5.750%	6/15/2023	112,000	82,180	82,820
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	159,000
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,834	105,469
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,754	527,400
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	463,259
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,416	202,500
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,887	225,292
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,967	207,500
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,840	350,048
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,615,505	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	530,228	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,345,057	-
				9,273,000	5,989,911	2,423,913	2.29%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	87,737	100,485
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,004,027	1,206,444
				1,300,000	1,091,764	1,306,929	1.23%

TOTAL INVESTMENTS IN FIXED INCOME				$10,573,000	$7,081,675	$3,730,842	3.52%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FPA NEW INCOME INC COM	10,000.00	100,000	100,300
DOUBLELINE TOTAL RETURN BOND I	129,763.65	1,439,365	1,389,769
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,561,520
TOTAL BOND MUTUAL FUNDS		3,039,365	3,051,589	2.88%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS VALUE FUND INST	47,531.27	500,000	530,449
		500,000	530,449	0.50%

TOTAL INTERNATIONAL EQUITIES		500,000	530,449	0.50%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	560,660	0.53%

Diversified Emerging Markets
VANGUARD EMERGING MARKETS SEL STK INV SHRS	22,255.64	500,000	607,134	0.57%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	780,440	0.74%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	292,738	0.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,773,787	1.67%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	594,812
SPDR GOLD SHARES	[3]	5,000.00	486,825	863,050
VANECK VECTORS GOLD MINERS		10,832.00	277,635	373,813
			1,164,453	1,831,675	1.73%

Utilities
UTIL SELECT SECTOR SPDR ET		11,000.00	357,288	683,650	0.65%

TOTAL SPECIALTY FUNDS			5,098,694	6,530,084	6.16%

TOTAL STOCK MUTUAL FUNDS			5,598,694	7,060,533	6.66%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$8,638,059	$10,112,122	9.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3]	1,000,000	1,000,000
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	7,472,003
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,253,281
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,345,804
INFINITY PREMIER FUND, LP	[2,3]	1,500,000	2,656,296
LITESPEED PARTNERS, LP	[2,3]	664,400	1,462,015
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	55,589
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,059,624
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	4,608	61,727
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	1,485,895
PRIVET FUND LP	[2,3]	1,000,000	1,317,480
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	378,445
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	1,011,305	1,033,469
STARK INVESTMENTS LP	[2,3]	22,609	60,235
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	970,119	1,435,826
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,515,407
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	51,499
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	50,375
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	50,639
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	50,417
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	[2,3]	250,000	261,488
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	250,000	268,103
TOTAL LIMITED PARTNERSHIPS		19,020,094	29,325,617	27.68%

TOTAL OTHER INVESTMENTS		$19,020,094	$29,325,617	27.68%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	12,000.00	AT&T CORP COM		348,803	343,560
	4,500.00	BCE INC COM		191,785	190,800
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	48,320
	10,000.00	TELEFONICA BRASIL S.A.		144,120	82,600
	7,062.00	TELEFONICA S A SPONSORED ADR		110,736	30,649
	6,500.00	VODAFONE GROUP		169,802	111,475
				993,150	807,404	0.76%

Media and Entertainment	1,151.00	ALPHABET INC CAP STK CL C		705,824	2,112,937
	700.00	FACEBOOK INC CL A		117,131	180,831
	250.00	GRAHAM HOLDINGS CO COM CL B		102,330	142,028
	2,075.00	TWITTER INC COM		66,391	104,850
				991,676	2,540,646	2.40%

TOTAL COMMUNICATION SERVICES				1,984,826	3,348,050	3.16%

CONSUMER DISCRETIONARY
Consumer Discretionary	500.00	WHIRLPOOL CORP COM		55,842	92,545
				55,842	92,545	0.09%

Hotels, Restaurants & Leisure	1,500.00	CAESARS ENTERTAINMENT COM		121,293	105,585
	1,000.00	CEDAR FAIR, LP COM		25,108	40,100
	1,000.00	SIX FLAGS ENTMT CORP N COM		19,613	34,200
	2,980.00	STARBUCKS CORPORATION		179,954	288,494
				345,968	468,379	0.44%

Media & Entertainment	1,330.00	THE WALT DISNEY COMPANY		145,582	223,666
				145,582	223,666	0.21%

Retailing	5,000.00	QURATE RETAIL INC COM SER		51,275	63,000
				51,275	63,000	0.06%

Specialty Retail	500.00	GENUINE PARTS CO COM		47,272	46,940
	3,185.00	IAA, INC.		96,587	181,991
	500.00	ULTA BEAUTY INC COM		64,330	139,880
				208,189	368,811	0.35%

TOTAL CONSUMER DISCRETIONARY				806,856	1,216,401	1.15%

CONSUMER STAPLES

Discount Stores	900.00	DOLLAR GEN CORP COM		63,635	175,149
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	1,016,600
				849,886	1,191,749	1.12%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	86,250
	500.00	WAL-MART STORES INC COM		58,775	70,245
				137,650	156,495	0.15%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

Food, Beverage & Tobacco	48,000.00	ALTRIA GROUP INC COM	2,056,635	1,971,840
	150,000.00	AMBEV SA SPONSORED ADR	323,510	418,500
	16,000.00	ANHEUSER-BUSCH INBEV SA/NV	1,089,597	1,003,040
	2,000.00	COCA COLA CO COM	95,569	96,300
	12,655.00	COCA COLA FEMSA S A B SPON	564,686	550,999
	1,500.00	CONSTELLATION BRANDS CL A	136,079	316,395
	4,535.00	FOMENTO ECONOMICO MEXI SPO	297,332	308,607
	500.00	GENERAL MILLS INC COM	20,240	29,050
	8,170.00	PHILIP MORRIS INTL COM	541,112	650,740
			5,124,760	5,345,471	5.05%

Household & Personal Products	2,500.00	KIMBERLY CLARK CORP COM	339,817	330,250
	275.00	PROCTER & GAMBLE CO COM	18,418	35,258
			358,235	365,508	0.34%

TOTAL CONSUMER STAPLES			6,470,531	7,059,223	6.66%

ENERGY
Energy	2,500.00	BP PLC SPONSORED ADR	98,185	55,550
	2,800.00	CHEVRON CORP	296,043	238,560
	5,404.00	EXXON MOBIL CORP COM	319,463	242,315
	5,800.00	OCCIDENTAL PETROLEUM COM	423,411	116,348
	5,000.00	PHILLIPS 66 COM	534,807	339,000
	1,200.00	RENEWABLE ENERGY GROUP COM	104,369	107,520
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	110,670
	2,000.00	ROYAL DUTCH SHELL ADR B	91,109	69,780
	3,000.00	SUNCOR ENERGY INC COM	95,203	50,190
	9,000.00	SUNOCO INC COM	215,850	281,520
	8,000.00	VALERO ENERGY CORP COM STK	586,371	451,440
			2,960,271	2,062,893	1.95%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	49,070	0.05%

Pipelines	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	134,295
	11,999.00	ENBRIDGE INC	390,852	403,166
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	80,256
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	202,300
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	6,700
	8,000.00	GOLAR LNG PARTNERS LP	140,814	27,440
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	48,850
	3,000.00	HOLLY ENERGY PARTNERS	86,820	43,680
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	32,660
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	88,920
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	80,885
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	99,600
			1,797,593	1,248,752	1.18%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

TOTAL ENERGY				4,822,677	3,360,715	3.17%

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	148,250
	3,000.00	PACWEST BANCORP DEL COM		148,845	90,570
	300.00	SVB FINANCIAL GROUP COM		102,165	131,334
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	359,850
				650,910	730,004	0.69%

Diversified Financials	3,500.00	ALLIANCE BERNSTEIN HLDG UN		76,525	123,725
	2,500.00	ANNALY CAP MGMT INC COM		41,062	20,300
	3,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	387,075	797,545
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,545,370
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	346,580
	13,075.00	CAPITALA FINANCE CORP COM		1,363,703	203,055
	8,000.00	CARLYLE GROUP LP COM		194,150	258,160
	800.00	CME GROUP		129,728	145,392
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	103,000
	16,042.00	GOLUB CAPITAL BDC INC COM		226,471	227,957
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	110,350
	1,000.00	MORGAN STANLEY COM NEW		49,351	67,050
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	18,650
	150.00	QURATE RETAIL INC NT CAL 3		-	15,009
	12,700.00	STARWOOD PPTY TR INC COM		280,188	238,252
				4,052,963	4,220,395	3.98%

Insurance	1,500.00	AON PLC SHS CL A		121,687	304,650
	5,000.00	OLD REP INTL CORP COM		84,276	90,500
	2,500.00	TRAVELERS COMPANIES COM		203,356	340,750
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	199,150
				558,134	935,050	0.88%

TOTAL FINANCIALS				5,262,007	5,885,449	5.56%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	3,000.00	DAVITA HEALTHCARE PART COM	[3]	196,152	352,110
	7,000.00	HOLOGIC INC COM	[3]	319,008	558,110
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	420,439	812,631
	5,500.00	MCKESSON CORP COM		718,504	959,585
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	516,600
	300.00	QUEST DIAGNOSTICS INC COM		63,754	75,291
	600.00	STRYKER CORP		112,156	132,606
				2,114,817	3,406,933	3.22%

Pharmaceuticals & Biotechnology	3,500.00	ABBVIE INC		310,988	358,680
	1,000.00	AMGEN INC COM		222,683	241,430
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	506,000
	25,000.00	BAYER A G SPONSORED ADR		418,325	380,250
	1,500.00	BRISTOL MYERS SQUIBB CO CO		86,655	92,145
	2,592.00	ELI LILLY & CO COM		114,185	539,058
	3,500.00	GILEAD SCIENCES INC COM		259,707	229,600
	500.00	IQVIA HOLDINGS INC COM		49,545	88,900
	1,500.00	MERCK & CO INC COM		111,598	115,605
	500.00	PFIZER INC COM		11,438	17,950
	1,000.00	SEATTLE GENETICS INC COM		49,131	164,270
	62.00	VIATRIS INC COM		630	1,053
				1,870,416	2,734,941	2.58%

TOTAL HEALTH CARE				3,985,233	6,141,874	5.80%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	263,490
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	118,040
	1,500.00	STURM RUGER & CO INC COM		109,373	95,040
				433,099	476,570	0.45%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	55,660
				17,412	55,660	0.05%

Transportation	500.00	EXPEDITORS INTL OF WASHINGTON COM		44,448	44,760
	6,000.00	FORTRESS TRANS INFRST COM		95,790	132,600
	5,000.00	USD PARTNERS LP COM UT REP		56,643	24,400
				196,881	201,760	0.19%

Transportation Infrastructure	7,500.00	GRUPO AEROPORTUARIO DE SPO		230,257	349,725
	2,500.00	GRUPO AEROPORTUARIO DE SPO		271,470	391,775
	1,000.00	GRUPO AEROPUERTO DEL P SPO		64,309	99,790
				566,036	841,290	0.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

TOTAL INDUSTRIALS				1,213,428	1,575,280	1.49%

INFORMATION TECHNOLOGY

Hardware & Equipment	10,200.00	CISCO SYSTEMS INC		400,934	454,716
	9,500.00	CORNING INC COM		215,855	340,765
				616,789	795,481	0.75%

Software & Services	1,500.00	CITRIX SYS INC COM		164,058	199,965
	1,250.00	MICROSOFT CORP COM		122,462	289,950
	3,000.00	ORACLE CORP COM		90,340	181,290
				376,860	671,205	0.63%

Technology Hardware & Equipment	12,000.00	APPLE INC COM		411,814	1,583,520
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	110,175
	1,500.00	INTEL CORP COM		75,707	83,265
	1,000.00	NETAPP INC COM		41,930	66,440
	2,700.00	SEAGATE TECHNOLOGY SHS		108,598	178,524
				838,616	2,021,924	1.91%

TOTAL INFORMATION TECHNOLOGY				1,832,265	3,488,610	3.29%

MATERIALS	3,000.00	CHEMOURS CO COM		48,440	79,020
	2,026.00	DOW CHEM CO COM		74,429	105,149
	526.00	DU PONT E I DE NEMOURS COM		48,574	41,791
	500.00	ECOLAB INC COM		52,645	102,255
	2,400.00	F M C CORP COM		192,996	259,896
	500.00	MITSUI & CO LTD SPONSORED		182,130	186,275
	4,000.00	TECK RESOURCES LTD CL B		68,992	73,120
TOTAL MATERIALS				668,206	847,506	0.80%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	46,305
	2,700.00	BROOKFIELD PPTY REIT I CL	46,198	46,845
	3,000.00	CYRUSONE INC COM	195,359	218,850
	2,000.00	DIGITAL RLTY TR INC COM	221,501	287,900
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	263,400
	78,765.00	EQUITY COMWLTH COM SH BEN	2,194,765	2,245,590
	3,500.00	GEO GROUP INC COM	83,062	31,290
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	591,500
	6,500.00	IRON MTN INC NEW COM	209,420	218,855
	4,000.00	LTC PPTYS TR INC COM R	159,295	154,560
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	316,650
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	72,440
	6,000.00	PHYSICIANS RLTY TR COM	112,435	105,780
	3,000.00	TANGER FACTORY OUTLET COM	57,315	46,290
	2,000.00	TRITON INTL LTD CL A	85,900	92,680
	3,000.00	VENTAS INC COM	195,931	138,210
	500.00	W P CAREY & CO LLC COM	31,927	33,200
			4,257,150	4,910,345	4.63%

REIT	500.00	PROLOGIS TR SH BEN INT	41,266	51,600
			41,266	51,600	0.05%

TOTAL REAL ESTATE			4,298,416	4,961,945	4.68%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	38,630
	166.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	11,135
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	78,255
	6,500.00	DOMINION RES INC VA COM	330,756	473,785
	6,387.00	DUKE ENERGY CORP COM	514,153	600,378
	1,000.00	ENTERGY CORP NEW COM	69,388	95,330
	1,000.00	NEXTERA ENERGY INC COM	81,459	80,870
	5,000.00	SOUTHERN CO COM	209,871	294,600
	2,256.00	WEC ENERGY GROUP INC COM	89,900	200,558
TOTAL UTILITIES			1,381,853	1,873,541	1.77%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	6,344
			-	6,344	0.01%

TOTAL INVESTMENTS IN COMMON STOCKS			$32,726,298	$39,764,938	37.53%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2021

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$197,100
CAPITAL ONE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.550%	N/A	100,000.00	83,034	98,537
CIT GROUP INC-FLOATING	[4,5]	5.800%	N/A	250,000.00	252,500	254,000
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	350,000.00	341,347	349,230
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	186,300
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	227,700
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	217,500
GENERAL MOTORS FINANCIAL CO INC-FLOATING	[4,5]	5.750%	N/A	100,000.00	91,000	105,450
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	242,920
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	148,640
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	147,466
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	345,450
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	46,520
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	261,350
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	254,850
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,447,825
TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,426,702	$4,530,838	4.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
January 31, 2021

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$15,060,632	$15,060,632	14.22%

TOTAL INVESTMENTS - MARKET VALUE			102,524,989	96.77%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,423,460	3.23%

TOTAL NET ASSETS			$105,948,449	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2021

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
APPLE INC CALL OPTION, $145 EXP 3/19/21	[3]	(15.00)	(6,127)	(5,850)
APPLE INC CALL OPTION, $145 EXP 4/16/21	[3]	(25.00)	(11,961)	(13,925)
APPLE INC CALL OPTION, $150 EXP 7/16/21	[3]	(25.00)	(17,336)	(20,975)
AT&T INC CALL OPTION, $33 EXP 3/19/21	[3]	(30.00)	(1,791)	(390)
BROOKFIELD PPT CALL OPTION, $15 EXP 2/19/21	[3]	(2.00)	(57)	(440)
CAESARS ENTERTAINMENT CALL OPTION, $95 EXP 3/19/21	[3]	(15.00)	(3,786)	(1,950)
COCA-COLA CO CALL OPTION, $52.50 EXP 2/19/21	[3]	(10.00)	(1,025)	(190)
COCA-COLA CO CALL OPTION, $52.50 EXP 5/21/21	[3]	(10.00)	(1,477)	(1,130)
DUKE ENERGY CO CALL OPTION, $100 EXP 4/16/21	[3]	(30.00)	(7,454)	(4,770)
KIMBERLY CLARK CALL OPTION, $145 EXP 4/16/21	[3]	(10.00)	(2,737)	(1,500)
NEXTERA ENERGY CALL OPTION, $85 EXP 6/18/21	[3]	(10.00)	(4,130)	(4,480)
QUIDEL CORP CALL OPTION, $270 EXP 3/19/21	[3]	(3.00)	(5,671)	(5,760)
STARBUCKS CORP CALL OPTION, $105 EXP 3/19/21	[3]	(10.00)	(2,384)	(1,400)
TECK RESOURCES CALL OPTION, $20 EXP 2/19/21	[3]	(30.00)	(2,112)	(1,590)
TRITON INTL LT CALL OPTION, $50 EXP 4/16/21	[3]	(20.00)	(2,039)	(3,700)
TOTAL CALL OPTIONS - LIABILITIES			(70,087)	(68,050)	-0.06%

PUT OPTIONS:
ALIBABA GROUP PUT OPTION, $230 EXP 3/19/21	[3]	(5.00)	(6,492)	(3,545)
APPLE INC PUT OPTION, $90 EXP 3/19/21	[3]	(20.00)	(9,169)	(880)
CAESARS ENTERTAINMENT PUT OPTION, $70 EXP 3/19/21	[3]	(10.00)	(2,837)	(7,320)
EXPEDITORS INT PUT OPTION, $80 EXP 2/19/21	[3]	(10.00)	(1,870)	(500)
FEDEX CORP PUT OPTION, $250 EXP 4/16/21	[3]	(10.00)	(15,159)	(25,950)
GENERAC HOLDINGS PUT OPTION, $220 EXP 5/21/21	[3]	(10.00)	(11,484)	(15,900)
GENERAL MILLS PUT OPTION, $52.50 EXP 4/16/21	[3]	(10.00)	(1,445)	(1,130)
LAKELAND INDS PUT OPTION, $25 EXP 7/16/21	[3]	(30.00)	(11,354)	(12,120)
MICROSOFT CORP PUT OPTION, $195 EXP 2/19/21	[3]	(15.00)	(9,127)	(1,035)
MORGAN STANLEY PUT OPTION, $47 EXP 3/19/21	[3]	(5.00)	(582)	(170)
NEXTERA ENERGY PUT OPTION, $75 EXP 6/18/21	[3]	(25.00)	(8,461)	(9,750)
PFIZER INC PUT OPTION, $31 EXP 3/19/21	[3]	(25.00)	(3,462)	(725)
QUIDEL CORP PUT OPTION, $170 EXP 3/19/21	[3]	(5.00)	(7,892)	(1,325)
RENEWABLE ENERGY PUT OPTION, $65 EXP 4/16/21	[3]	(20.00)	(7,969)	(9,400)
SOLAREDGE TECH PUT OPTION, $200 EXP 3/19/21	[3]	(10.00)	(18,284)	(5,680)
WAL-MART STORE PUT OPTION, $135 EXP 3/19/21	[3]	(10.00)	(3,685)	(4,270)
TOTAL PUT OPTIONS - LIABILITIES			(119,272)	(99,700)	-0.09%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(189,359)	$(167,750)	-0.16%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2021

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2021

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2017 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2021

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2021.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,730,842	$-	$-	$3,730,842
Bond Mutual Funds	3,051,589	-	-	3,051,589
Stock Mutual Funds	7,060,533	-	-	7,060,533
Common Stocks – Publicly Traded	39,764,938	-	-	39,764,938
Preferred Stocks – Publicly Traded	4,530,838	-	-	4,530,838
Cash and Cash Equivalents	18,580,620	-	-	18,580,620
Limited Partnerships – Measured at NAV (2)	-	-	-	29,325,617
Total Investments	$76,719,360	$-	$-	$106,044,977

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2021

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(68,050)	$-	$-	$(68,050)
Put Options	(99,700)	-	-	(99,700)
Total Investments	$(167,750)	$-	$-	$(167,750)

(1) There were no transfers between Level 1, Level 2 and Level 3 during the period.

(2) Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair   value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented   in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2021, were as follows:

Gross appreciation (excess of value over tax cost)	$23,537,765
Gross depreciation (excess of tax cost over value)	(7,966,236)
Net unrealized appreciation	$15,571,529
Cost of investments for income tax purposes	$86,953,460

4.	OPTIONS WRITTEN

As of January 31, 2021, portfolio securities valued at $1,019,946 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2021 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2020	745	$447,627
Options written	386	169,563
Options terminated in closing purchase transactions	(238)	(138,363)
Options expired	(473)	(289,468)
Options exercised	(0)	(0)
Options outstanding at January 31, 2021	420	$189,359

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2021

5.	PLEDGED COLLATERAL

As of January 31, 2021, cash in the amount of $2,173,500 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,726,357 and have been assigned no value at January 31, 2021.